Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts

	Balance at
	beginning	Additions	Deductions		Balance at
Description	of period	(i)	(ii)	Translation	end of period
Year ended December 31, 2012:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,390	$2,065	$(4,682)	$250	$4,023
Valuation allowance on deferred
tax assets	223,775	-	(3,378)	16,166	236,563
Reported as liabilities:
Provision for contingencies	65,036	16,355	(57,011)	(3,781)	20,599
Total	$295,201	$18,420	$(65,071)	$12,635	$261,185
Year ended December 31, 2011:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,794	$1,931	$(52)	$(283)	$6,390
Valuation allowance on deferred
tax assets	220,182	-	(20,962)	24,555	223,775
Reported as liabilities:
Provision for contingencies	64,347	53,869	(48,607)	(4,573)	65,036
Total	$289,323	$55,800	$(69,621)	$19,699	$295,201

Year ended December 31, 2010:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,125	$937	$(2,636)	$368	$4,794
Valuation allowance on deferred
tax assets	298,776	-	(91,416)	12,822	220,182
Reported as liabilities:
Provision for contingencies	86,931	67,074	(89,487)	(171)	64,347
Total	$391,832	$68,011	$(183,539)	$13,019	$289,323

(i) Additions in provision for contingencies are explained as follows:

Fiscal year 2012 – Relate to the accrual of $15,897, and to certain balance sheet reclassifications amounting to $458. See Note 17 for details.

Fiscal year 2011 - Relate to the accrual of $32,345 and to a decrease in judicial deposits for $21,524 as disclosed in Note 17.

Fiscal year 2010 - Relate to the accrual of $74,838, which was offset by $7,764 mainly related to the change in the balance of contingencies included in the amnesty program. See Note 17 for details.

 (ii) Deductions in valuation allowance in deferred tax assets are charged to income tax expenses.